CONSOLIDATED STATEMENTS OF OPERATIONS - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Administrative expenses	€ (1,128,807)	€ (1,617,024)
Research and development expenses	0	(8,159)
Operating loss	(1,128,807)	(1,625,183)
Income tax expense	0	0
Loss and total comprehensive loss for the year	€ (1,128,807)	€ (1,625,183)
Net loss per common share:
Basic	€ (0.05)	€ (0.07)
Diluted	€ (0.05)	€ (0.07)
Weighted-average common shares outstanding:
Basic	25,000,000	22,909,836
Diluted	25,000,000	22,909,836